UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBUX Ultra Short-Term Bond
Fund –
.
TRSTX Ultra Short-Term Bond
Fund–
.
I  Class
TRZWX Ultra Short-Term Bond
Fund–
.
Z Class

T. ROWE PRICE Ultra Short-Term Bond Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Ultra Short-Term Bond Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Ultra Short-Term Bond Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Ultra Short-Term Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
CREDIT QUALITY DIVERSIFICATION
Ultra Short-Term Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.03% of the
portfolio at the end of the reporting period.
* U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.

T. ROWE PRICE Ultra Short-Term Bond Fund

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Ultra Short-Term Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Ultra Short-Term Bond Fund

ULTRA SHORT-TERM BOND FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,032.20 $1.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.45   1.57
I Class
Actual   1,000.00   1,032.80   1.02
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.00   1.01
Z Class
Actual   1,000.00   1,033.80   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.00   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.31%, the
2
I Class
was 0.20%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.94 $ 4.96 $ 5.09 $ 5.02 $ 5.03 $ 5.01
Investment activities
Net investment
income
(1)(2)
0.11 0.13 0.04 0.06 0.12 0.14
Net realized and
unrealized gain/loss 0.05 0.01
(3)
(0.11) 0.08 (0.01) 0.02
Total from
investment activities 0.16 0.14 (0.07) 0.14 0.11 0.16
Distributions
Net investment
income (0.11) (0.14) (0.04) (0.06) (0.12) (0.14)
Net realized gain — (0.02) (0.02) (0.01) — —
Total distributions (0.11) (0.16) (0.06) (0.07) (0.12) (0.14)
NET ASSET VALUE
End of period $ 4.99 $ 4.94 $ 4.96 $ 5.09 $ 5.02 $ 5.03

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3.22% 2.73% (1.41)% 2.75% 2.21% 3.27%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(5)
0.33%
(6)
0.33% 0.36% 0.45% 0.44% 0.42%
Net expenses after
waivers/payments
by Price Associates 0.31%
(6)
0.31% 0.33% 0.35% 0.35% 0.35%
Net investment
income 4.29%
(6)
2.61% 0.72% 1.12% 2.34% 2.79%
Portfolio turnover rate 37.2% 38.5% 56.2% 45.8% 69.8% 40.1%
Net assets, end of
period (in millions) $1,350 $1,459 $2,409 $4,169 $1,869 $1,164
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 4.95 $ 4.97 $ 5.10 $ 5.03 $ 5.04 $ 5.01
Investment activities
Net investment
income
(1)(2)
0.11 0.14 0.04 0.06 0.12 0.14
Net realized and
unrealized gain/loss 0.05 —
(3)
(0.11) 0.09 (0.01) 0.03
Total from
investment activities 0.16 0.14 (0.07) 0.15 0.11 0.17
Distributions
Net investment
income (0.11) (0.14) (0.04) (0.07) (0.12) (0.14)
Net realized gain — (0.02) (0.02) (0.01) — —
Total distributions (0.11) (0.16) (0.06) (0.08) (0.12) (0.14)
NET ASSET VALUE
End of period $ 5.00 $ 4.95 $ 4.97 $ 5.10 $ 5.03 $ 5.04

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
3.28% 2.86% (1.27)% 2.88% 2.31% 3.47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(5)
0.20%
(6)
0.19% 0.22% 0.32% 0.33% 0.35%
Net expenses after
waivers/payments
by Price Associates 0.20%
(6)
0.19% 0.19% 0.23% 0.25% 0.35%
Net investment
income 4.40%
(6)
2.74% 0.87% 1.20% 2.47% 2.79%
Portfolio turnover rate 37.2% 38.5% 56.2% 45.8% 69.8% 40.1%
Net assets, end of
period (in thousands) $876,163 $932,780 $1,288,432 $855,064 $263,120 $165,192
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 4 .95 $ 4 .97 $ 5 .09 $ 5 .10
Investment activities
Net investment income
(2)(3)
0 .11 0 .15 0 .05 0 .02
Net realized and unrealized gain/loss 0 .06 —
(4)
( 0 .10 ) ( 0 .01 )
(5)
Total from investment activities 0 .17 0 .15 ( 0 .05 ) 0 .01
Distributions
Net investment income ( 0 .12 ) ( 0 .15 ) ( 0 .05 ) ( 0 .02 )
Net realized gain — ( 0 .02 ) ( 0 .02 ) —
Total distributions ( 0 .12 ) ( 0 .17 ) ( 0 .07 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 5 .00 $ 4 .95 $ 4 .97 $ 5 .09

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
3 .38% 3 .05% ( 0 .89 ) % 0 .11%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .19%
(7)
0 .19% 0 .25% 0 .33%
(7)
Net expenses after waivers/payments by Price
Associates 0 .00%
(7)
0 .00% 0 .00% 0 .00%
(7)
Net investment income 4 .61%
(7)
3 .03% 1 .06% 1 .13%
(7)
Portfolio turnover rate 37 .2% 38 .5% 56 .2% 45 .8%
Net assets, end of period (in thousands) $98 $97 $97 $100
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 19.4%
Auto Backed 12.0%
Ally Auto Receivables Trust
Series 2023-A, Class A2
6.15%, 1/17/34  (1) 6,166 6,172
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34  (1) 3,714 3,691
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32  (1) 4,165 4,182
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85%, 6/15/26  500 474
CarMax Auto Owner Trust
Series 2023-3, Class A2B, FRN
SOFR30A + 0.60%, 5.924%, 11/16/26  2,490 2,489
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  1,660 1,660
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  2,356 2,189
Carvana Auto Receivables Trust
Series 2023-N1, Class A
6.36%, 4/12/27  (1) 7,026 7,030
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27  (1) 4,374 4,382
Carvana Auto Receivables Trust
Series 2023-P3, Class A2
6.09%, 11/10/26  (1) 8,075 8,080
Drive Auto Receivables Trust
Series 2020-2, Class D
3.05%, 5/15/28  531 523
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29  (1) 12,345 12,286
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30  (1) 9,575 9,537
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30  (1) 9,280 9,396
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  5,400 5,371

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  3,034 3,024
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  8,978 8,942
Exeter Automobile Receivables Trust
Series 2023-3A, Class B
6.11%, 9/15/27  12,335 12,311
Exeter Automobile Receivables Trust
Series 2023-4A, Class A2
6.07%, 12/15/25  5,120 5,116
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  3,315 3,320
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,633
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,702
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31  (1) 5,075 4,843
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28  (1) 4,495 4,440
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,576
GM Financial Automobile Leasing Trust
Series 2023-2, Class B
5.54%, 5/20/27  3,920 3,892
HPEFS Equipment Trust
Series 2023-1A, Class A2
5.43%, 8/20/25  (1) 3,294 3,282
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class B
0.62%, 3/16/26  (1) 20,345 20,292
JPMorgan Chase Bank - CACLN
Series 2020-2, Class B
0.84%, 2/25/28  (1) 171 171
JPMorgan Chase Bank - CACLN
Series 2021-1, Class B
0.875%, 9/25/28  (1) 318 312
JPMorgan Chase Bank - CACLN
Series 2021-2, Class B
0.889%, 12/26/28  (1) 4,025 3,926

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Bank - CACLN
Series 2021-3, Class B
0.76%, 2/26/29  (1) 4,487 4,323
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28  (1) 4,275 4,285
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 2,527 2,519
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29  (1) 3,904 3,857
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29  (1) 19,075 19,126
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29  (1) 5,610 5,642
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class B
1.45%, 10/16/28  (1) 216 214
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28  (1) 7,000 6,709
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  10,350 10,175
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  3,385 3,340
Santander Drive Auto Receivables Trust
Series 2023-3, Class A3
5.61%, 10/15/27  3,115 3,109
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  9,445 9,460
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25  (1) 13,860 13,638
Santander Retail Auto Lease Trust
Series 2021-C, Class B
0.83%, 3/20/26  (1) 10,135 9,927
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2B, FRN
SOFR30A + 0.80%, 6.125%, 3/22/27  (1) 3,076 3,077

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  2,347 2,330
267,975
Collateralized Debt Obligation 0.5%
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.092%, 6.47%, 10/25/29  (1) 11,784 11,686
11,686
Equip Lease Heavy Duty 0.5%
MMAF Equipment Finance
Series 2020-BA, Class A5
0.85%, 4/14/42  (1) 2,400 2,242
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26  (1) 7,035 7,031
SCF Equipment Leasing
Series 2023-1A, Class A2
6.56%, 1/22/30  (1) 2,465 2,471
11,744
Home Equity Loans Backed 0.3%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 5,924 4,821
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50  (1) 1,432 1,144
5,965
Other Asset-Backed Securities 5.2%
ARI Fleet Lease Trust
Series 2021-A, Class A2
0.37%, 3/15/30  (1) 559 557
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29  (1) 8,985 8,995
Dell Equipment Finance Trust
Series 2023-3, Class A3
5.93%, 4/23/29  (1) 5,640 5,677
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26  (1) 3,836 3,817
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 2,021 1,953
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 2,584 2,456

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2018-AA, Class A
3.54%, 2/25/32  (1) 412 399
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33  (1) 446 422
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29  (1) 5,700 5,507
HPEFS Equipment Trust
Series 2022-1A, Class B
1.79%, 5/21/29  (1) 6,000 5,834
HPEFS Equipment Trust
Series 2023-2A, Class A3
5.99%, 1/21/31  (1) 5,350 5,379
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31  (1) 2,415 2,427
Kubota Credit Owner Trust
Series 2023-2A, Class A2
5.61%, 7/15/26  (1) 3,340 3,335
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28  (1) 2,555 2,549
M&T Equipment Notes
Series 2023-1A, Class A2
6.09%, 7/15/30  (1) 3,070 3,069
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30  (1) 4,135 4,124
MVW
Series 2020-1A, Class A
1.74%, 10/20/37  (1) 46 43
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41  (1) 2,517 2,306
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69  (1) 10,991 9,382
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 6.136%, 4/20/62  (1) 3,832 3,765
Octane Receivables Trust
Series 2021-1A, Class A
0.93%, 3/22/27  (1) 2,692 2,647
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 3,774 3,665

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28  (1) 2,776 2,740
Octane Receivables Trust
Series 2023-2A, Class A2
5.88%, 6/20/31  (1) 8,195 8,170
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 1,237 1,209
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32  (1) 5,574 5,517
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32  (1) 1,885 1,877
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33  (1) 2,716 2,720
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26  (1) 7,555 7,274
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36  (1) 1,992 1,896
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37  (1) 123 116
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31  (1) 5,280 5,272
115,099
Student Loans 0.9%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45  (1) 6,261 6,079
Navient Private Education Loan Trust
Series 2017-A, Class A2B, FRN
1M TSFR + 1.014%, 6.337%, 12/16/58  (1) 46 46
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 525 472
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 2,154 1,922
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70  (1) 10,319 8,777

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M TSFR + 1.614%, 6.937%, 4/15/32  (1) 371 371
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36  (1) 1,492 1,425
19,092
Total Asset-Backed Securities
(Cost $439,098) 431,561
CORPORATE BONDS 57.4%
Advertising 0.9%
WPP Finance 2010, 3.75%, 9/19/24  19,500 19,117
19,117
Automotive 4.1%
Daimler Truck Finance North America, FRN, SOFR + 0.75%, 6.097%,
12/13/24  (1) 12,843 12,833
Daimler Truck Finance North America, FRN, SOFR + 1.00%, 6.348%,
4/5/24  (1) 10,000 10,008
Ford Motor Credit, 2.30%, 2/10/25  6,000 5,707
Ford Motor Credit, 3.664%, 9/8/24  2,700 2,646
Ford Motor Credit, 4.134%, 8/4/25  4,750 4,558
Ford Motor Credit, 4.687%, 6/9/25  2,000 1,940
Ford Motor Credit, 5.125%, 6/16/25  2,000 1,955
Hyundai Capital America, 1.80%, 10/15/25  (1) 7,540 7,006
Hyundai Capital America, 5.50%, 3/30/26  (1) 1,610 1,599
Hyundai Capital America, 5.65%, 6/26/26  (1) 4,800 4,780
Hyundai Capital America, 6.25%, 11/3/25  (1) 1,590 1,599
Kia, 2.375%, 2/14/25  1,900 1,829
LeasePlan, 2.875%, 10/24/24  (1)(2) 11,800 11,451
Nissan Motor, 3.522%, 9/17/25  (1) 5,955 5,680
Nissan Motor Acceptance, 1.125%, 9/16/24  (1) 1,109 1,063
Volkswagen Group of America Finance, 5.80%, 9/12/25  (1) 5,700 5,706
Volkswagen Group of America Finance, 6.00%, 11/16/26  (1) 11,380 11,475
91,835
Banking 21.0%
ABN AMRO Bank, VR, 6.339%, 9/18/27  (1)(3) 4,000 4,012
Bangkok Bank, 4.05%, 3/19/24  5,700 5,669
Bank of America, 4.45%, 3/3/26  4,900 4,776
Bank of America, FRN, SOFR + 0.69%, 6.038%, 4/22/25  15,000 14,960
Bank of Montreal, FRN, SOFRINDX + 0.32%, 5.668%, 7/9/24  10,000 9,977
Banque Federative du Credit Mutuel, 5.896%, 7/13/26  (1) 14,800 14,857
Barclays, 4.375%, 9/11/24  11,420 11,225
Barclays, VR, 5.304%, 8/9/26  (3) 8,300 8,140
CaixaBank, VR, 6.684%, 9/13/27  (1)(3) 11,450 11,544

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Canadian Imperial Bank of Commerce, FRN, SOFRINDX + 0.40%,
5.747%, 12/14/23  6,257 6,257
Capital One Financial, 4.25%, 4/30/25  (2) 1,890 1,835
Capital One Financial, FRN, SOFR + 1.35%, 6.697%, 5/9/25  10,000 9,958
Capital One Financial, VR, 2.636%, 3/3/26  (3) 7,060 6,656
Citigroup, 4.40%, 6/10/25  17,400 17,066
Danske Bank, 5.375%, 1/12/24  (1) 2,916 2,913
Danske Bank, VR, 3.773%, 3/28/25  (1)(3) 6,675 6,613
Danske Bank, VR, 6.466%, 1/9/26  (1)(3) 12,695 12,711
Deutsche Bank, 3.70%, 5/30/24  800 790
Discover Bank, 2.45%, 9/12/24  18,142 17,603
Emirates NBD Bank, 2.625%, 2/18/25  (2) 6,400 6,154
Fifth Third Bancorp, 2.375%, 1/28/25  2,540 2,438
Fifth Third Bank, 3.85%, 3/15/26  10,505 9,946
Fifth Third Bank, VR, 5.852%, 10/27/25  (3) 2,950 2,909
Goldman Sachs Group, FRN, SOFR + 0.50%, 5.847%, 9/10/24  10,000 9,951
Goldman Sachs Group, FRN, SOFR + 0.70%, 6.049%, 1/24/25  9,950 9,927
Goldman Sachs Group, FRN, SOFR + 1.39%, 6.737%, 3/15/24  5,000 5,004
HSBC Holdings, 4.25%, 3/14/24  20,041 19,921
Huntington Bancshares, 2.625%, 8/6/24  (2) 3,775 3,678
Huntington National Bank, VR, 5.699%, 11/18/25  (3) 7,745 7,571
ING Groep, VR, 6.083%, 9/11/27  (3) 3,845 3,870
Intesa Sanpaolo, 5.25%, 1/12/24  9,510 9,499
Intesa Sanpaolo, 7.00%, 11/21/25  (1) 2,491 2,522
Intesa Sanpaolo, Series XR, 3.25%, 9/23/24  (1) 8,275 8,078
Lloyds Banking Group, 4.45%, 5/8/25  4,771 4,681
Lloyds Banking Group, 4.50%, 11/4/24  2,050 2,014
Lloyds Banking Group, VR, 2.438%, 2/5/26  (3) 12,665 12,117
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25  (3) 11,165 11,091
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26  (3) 4,310 4,312
Morgan Stanley, FRN, SOFR + 1.165%, 6.512%, 4/17/25  10,000 10,012
NatWest Group, VR, 5.847%, 3/2/27  (3) 3,200 3,188
NatWest Markets, FRN, SOFR + 0.53%, 5.877%, 8/12/24  (1) 6,315 6,299
NatWest Markets, FRN, SOFR + 1.45%, 6.797%, 3/22/25  (1) 2,483 2,495
PNC Bank, 3.875%, 4/10/25  6,125 5,958
PNC Bank, 4.20%, 11/1/25  (2) 5,948 5,752
PNC Financial Services Group, VR, 5.812%, 6/12/26  (2)(3) 4,980 4,972
Santander UK Group Holdings, VR, 1.089%, 3/15/25  (3) 10,510 10,337
Siam Commercial Bank, 3.90%, 2/11/24  9,800 9,766
Societe Generale, 4.25%, 4/14/25  (1) 500 485
Societe Generale, 5.00%, 1/17/24  (1) 7,815 7,797
Societe Generale, FRN, SOFR + 1.05%, 6.397%, 1/21/26  (1) 10,000 9,929
Standard Chartered, 5.20%, 1/26/24  (1) 2,157 2,150
Standard Chartered, FRN, SOFR + 0.93%, 6.276%, 11/23/25  (1) 5,000 4,961
Standard Chartered, VR, 3.971%, 3/30/26  (1)(3) 800 775
Standard Chartered, VR, 6.187%, 7/6/27  (1)(3) 5,800 5,808

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 5.697%, 9/10/24  10,000 9,975
Truist Financial, FRN, SOFR + 0.40%, 5.747%, 6/9/25  20,000 19,611
U.S. Bancorp, 3.60%, 9/11/24  4,900 4,820
U.S. Bancorp, VR, 5.727%, 10/21/26  (3) 6,535 6,494
UBS Group, VR, 2.593%, 9/11/25  (1)(3) 7,750 7,516
UBS Group, VR, 6.327%, 12/22/27  (1)(3) 5,700 5,756
Wells Fargo, 4.10%, 6/3/26  11,710 11,389
Woori Bank, 4.75%, 4/30/24  (2) 6,800 6,765
466,255
Cable Operators 0.4%
Charter Communications Operating, 6.15%, 11/10/26  1,965 1,990
Cox Communications, 3.15%, 8/15/24  (1) 7,900 7,749
9,739
Chemicals 0.6%
Celanese U.S. Holdings, 1.40%, 8/5/26  7,386 6,568
LG Chem, 4.375%, 7/14/25  (2) 7,610 7,447
14,015
Consumer Products 0.2%
Mattel, 3.375%, 4/1/26  (1)(2) 5,675 5,306
5,306
Diversified Chemicals 0.4%
Bayer U.S. Finance, 3.375%, 10/8/24  (1) 2,536 2,479
Bayer U.S. Finance II, 4.25%, 12/15/25  (1) 5,710 5,488
7,967
Drugs 0.6%
AbbVie, 3.80%, 3/15/25  5,428 5,317
Perrigo Finance Unlimited, 3.90%, 12/15/24  (2) 3,364 3,297
Viatris, 1.65%, 6/22/25  5,207 4,879
13,493
Energy 3.0%
APA Infrastructure, 4.20%, 3/23/25  (1) 5,000 4,893
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,818 9,821
DCP Midstream Operating, 5.375%, 7/15/25  17,268 17,237
Energy Transfer, 5.75%, 4/1/25  2,800 2,786
Energy Transfer, 6.05%, 12/1/26  6,420 6,509
Gray Oak Pipeline, 2.60%, 10/15/25  (1)(2) 2,096 1,961
Occidental Petroleum, 5.50%, 12/1/25  2,145 2,142
Occidental Petroleum, 5.55%, 3/15/26  3,725 3,716
Occidental Petroleum, 5.875%, 9/1/25  9,528 9,562
Occidental Petroleum, 8.50%, 7/15/27  2,100 2,268
Western Midstream Operating, 3.10%, 2/1/25  6,623 6,412
67,307
Financial 4.6%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 6,933
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 1,994

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
AerCap Ireland Capital, 6.10%, 1/15/27  4,530 4,553
Ally Financial, 3.875%, 5/21/24  (2) 7,200 7,111
Ally Financial, 5.125%, 9/30/24  (2) 6,400 6,340
CNO Financial Group, 5.25%, 5/30/25  8,012 7,932
General Motors Financial, FRN, SOFR + 0.62%, 5.967%, 10/15/24  15,000 14,957
General Motors Financial, FRN, SOFR + 0.76%, 6.107%, 3/8/24  20,000 19,994
Indian Railway Finance, 3.73%, 3/29/24  8,000 7,950
LSEGA Financing, 0.65%, 4/6/24  (1) 14,175 13,902
LSEGA Financing, 1.375%, 4/6/26  (1) 6,650 6,033
Synchrony Financial, 4.25%, 8/15/24  3,810 3,746
101,445
Food/Tobacco 0.8%
Imperial Brands Finance, 3.125%, 7/26/24  (1) 4,200 4,121
Imperial Brands Finance, 4.25%, 7/21/25  (1) 9,935 9,685
Reynolds American, 4.45%, 6/12/25  4,250 4,178
17,984
Foreign Govt & Muni (Excl Canadian) 0.3%
Pelabuhan Indonesia Persero, 4.875%, 10/1/24  5,800 5,745
5,745
Forest Products 0.4%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 9,870
9,870
Gas & Gas Transmission 0.1%
ONEOK Partners, 4.90%, 3/15/25  2,020 1,999
1,999
Health Care 1.3%
HCA, 5.00%, 3/15/24  100 100
HCA, 5.375%, 2/1/25  15,750 15,632
Utah Acquisition Sub, 3.95%, 6/15/26  13,605 12,944
28,676
Information Technology 0.3%
Microchip Technology, 0.972%, 2/15/24  7,600 7,523
7,523
Insurance 5.1%
Athene Global Funding, 2.50%, 1/14/25  (1) 4,103 3,924
Athene Global Funding, 2.514%, 3/8/24  (1) 5,000 4,950
Athene Global Funding, FRN, SOFRINDX + 0.70%, 6.046%,
5/24/24  (1) 5,000 4,990
Athene Global Funding, FRN, SOFRINDX + 0.715%, 6.063%,
1/7/25  (1) 9,850 9,754
Brighthouse Financial Global Funding, 1.00%, 4/12/24  (1) 970 952
Brighthouse Financial Global Funding, 1.75%, 1/13/25  (1) 5,000 4,761
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 6.108%,
4/12/24  (1) 18,003 17,952
Brown & Brown, 4.20%, 9/15/24  2,850 2,808
CNO Global Funding, 1.65%, 1/6/25  (1) 2,966 2,814

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CNO Global Funding, 1.75%, 10/7/26  (1) 4,895 4,346
Corebridge Financial, 3.50%, 4/4/25  10,330 9,997
Equitable Financial Life Global Funding, 1.40%, 7/7/25  (1) 5,684 5,295
Equitable Financial Life Global Funding, 5.50%, 12/2/25  (1) 11,911 11,813
First American Financial, 4.60%, 11/15/24  9,173 9,034
Principal Financial Group, 3.40%, 5/15/25  3,557 3,435
Voya Financial, 3.65%, 6/15/26  17,754 16,915
113,740
Investment Dealers 0.5%
Charles Schwab, FRN, SOFRINDX + 0.50%, 5.847%, 3/18/24  10,000 9,990
9,990
Manufacturing 1.3%
Carrier Global, 5.80%, 11/30/25  (1) 3,855 3,879
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%, 5.777%,
3/11/24  (1) 10,000 10,000
VF, 2.40%, 4/23/25  15,431 14,558
28,437
Media & Communications 0.6%
Warnermedia Holdings, 3.638%, 3/15/25  14,430 14,041
14,041
Media & Entertainment 0.3%
Take-Two Interactive Software, 5.00%, 3/28/26  6,250 6,202
6,202
Metals & Mining 0.0%
Freeport-McMoRan, 5.00%, 9/1/27  103 101
101
Oil Field Services 0.3%
Energy Transfer, 5.875%, 1/15/24  (2) 6,578 6,577
6,577
Real Estate Investment Trust Securities 1.5%
Brixmor Operating Partnership, 3.65%, 6/15/24  605 596
Brixmor Operating Partnership, 3.85%, 2/1/25  5,300 5,147
Brixmor Operating Partnership, 4.125%, 6/15/26  1,900 1,814
CubeSmart, 4.00%, 11/15/25  3,075 2,970
Kilroy Realty, 3.45%, 12/15/24  11,425 11,052
Realty Income, 4.60%, 2/6/24  1,636 1,631
Scentre Group Trust 1, 3.50%, 2/12/25  (1) 10,550 10,261
33,471
Retail 1.2%
Advance Auto Parts, 5.90%, 3/9/26  3,070 3,029
Nordstrom, 2.30%, 4/8/24  9,395 9,242
Walgreens Boots Alliance, 3.80%, 11/18/24  15,350 15,007
27,278
Services 0.2%
CDW, 5.50%, 12/1/24  3,675 3,643

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nature Conservancy, Series A, 0.625%, 7/1/24  650 630
4,273
Transportation 0.2%
Penske Truck Leasing, 2.70%, 11/1/24  (1) 2,519 2,441
Penske Truck Leasing, 3.95%, 3/10/25  (1) 2,900 2,830
5,271
Transportation Services 0.3%
HPHT Finance, 2.875%, 11/5/24  7,278 7,096
7,096
Utilities 2.9%
American Electric Power, 5.699%, 8/15/25  5,967 5,961
Constellation Energy Generation, 3.25%, 6/1/25  6,437 6,214
NRG Energy, 3.75%, 6/15/24  (1) 670 658
Pacific Gas & Electric, 3.15%, 1/1/26  5,985 5,641
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,749
Sempra, 3.30%, 4/1/25  1,618 1,568
Southern, STEP, 4.475%, 8/1/24  8,315 8,222
Southern California Edison, FRN, SOFRINDX + 0.83%, 6.178%,
4/1/24  2,475 2,475
Vistra Operations, 3.55%, 7/15/24  (1) 24,655 24,137
64,625
Wireless Communications 4.0%
American Tower, 1.60%, 4/15/26  15,675 14,286
American Tower, 2.40%, 3/15/25  6,014 5,769
Crown Castle, 1.05%, 7/15/26  4,605 4,104
Crown Castle, 1.35%, 7/15/25  (2) 9,700 9,054
Crown Castle, 4.45%, 2/15/26  9,500 9,268
Rogers Communications, 2.95%, 3/15/25  (2) 16,000 15,416
Rogers Communications, 3.625%, 12/15/25  5,000 4,793
Sprint, 7.125%, 6/15/24  14,750 14,805
Sprint, 7.625%, 3/1/26  11,141 11,559
89,054
Total Corporate Bonds
(Cost $1,282,583) 1,278,432
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.0%
Foreign Govt & Muni (Excl Canadian) 1.0%
Japan Treasury Discount Bill, (0.25)%, 2/13/24 (JPY)  3,355,900 22,643
22,643
Total Foreign Government Obligations & Municipalities
(Cost $22,166) 22,643

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 0.1%
Illinois 0.0%
Chicago Transit Auth. Capital Grant Receipts Revenue, 5.00%, 6/1/25  100 102
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 870
972
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%,
1/1/24  500 498
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%,
1/1/24  510 509
1,007
Total Municipal Securities
(Cost $1,983) 1,979
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.4%
Commercial Mortgage-Backed Securities 2.9%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class A, ARM
1M TSFR + 1.097%, 6.42%, 9/15/32  (1) 9,525 9,465
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 6.357%, 10/15/36  (1) 1,201 1,198
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M TSFR + 1.044%, 6.367%, 10/15/37  (1) 3,876 3,838
BX Trust
Series 2021-ARIA, Class A, ARM
1M TSFR + 1.014%, 6.337%, 10/15/36  (1) 3,100 3,011
Commercial Mortgage Trust
Series 2014-CR21, Class A3
3.528%, 12/10/47  482 471
Commercial Mortgage Trust
Series 2014-LC15, Class A4
4.006%, 4/10/47  6,135 6,104
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36  (1) 8,905 8,570
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.471%, 12/15/36  (1) 10,000 9,927
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M TSFR + 1.264%, 6.587%, 5/15/26  (1) 6,665 5,869

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M TSFR + 1.734%, 7.057%, 10/15/33  (1) 9,870 9,278
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 6.137%, 3/15/36  (1) 7,110 6,699
64,430
Whole Loans Backed 7.5%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49  (1) 922 884
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 4,656 3,791
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56  (1) 9,967 8,350
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 1,057 986
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.643%, 1/25/30  455 455
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.293%, 10/25/30  1,308 1,306
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.293%, 10/25/30  649 648
Connecticut Avenue Securities
Series 2021-R01, Class 1M1, CMO, ARM
SOFR30A + 0.75%, 6.078%, 10/25/41  (1) 100 99
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 7.229%, 6/25/43  (1) 5,260 5,290
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65  (1) 4,593 4,137
Eagle RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.878%, 4/25/34  (1) 414 414
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59  (1) 298 263
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60  (1) 2,825 2,526

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60  (1) 946 849
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51  (1) 13,942 12,348
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56  (1) 8,431 6,508
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50  (1) 30 30
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1A, CMO, STEP
6.864%, 10/25/63  (1) 5,656 5,678
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 15,763 12,705
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.964%, 6.307%, 4/25/48  (1) 96 95
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 6.357%, 10/25/59  (1) 143 139
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 676 585
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60  (1) 3,733 3,131
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 6.00%, 12/25/49  (1) 499 463
OBX Trust
Series 2023-NQM10, Class A1, CMO, STEP
6.465%, 10/25/63  (1) 9,540 9,540
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51  (1) 11,106 9,487
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48  (1) 189 169
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 47 46
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61  (1) 15,026 11,476

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55  (1) 3,082 2,720
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 2,156 1,915
Structured Agency Credit Remic Trust
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43  (1) 2,345 2,358
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 6.078%, 10/25/33  (1) 2,649 2,643
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 6.028%, 12/25/33  (1) 533 531
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 6.628%, 2/25/42  (1) 3,191 3,187
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.278%, 6/25/42  (1) 6,225 6,388
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 6 6
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57  (1) 41 40
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57  (1) 129 122
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M TSFR + 0.714%, 5.512%, 2/25/57  (1) 89 89
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59  (1) 994 951
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
3.913%, 7/25/59  (1) 375 362
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
3.692%, 11/25/59  (1) 739 713
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60  (1) 419 409
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65  (1) 860 798

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 248 244
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 5,220 4,377
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 4,447 3,710
Verus Securitization Trust
Series 2021-5, Class A1, CMO, ARM
1.013%, 9/25/66  (1) 12,425 9,676
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63  (1) 1,857 1,662
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64  (1) 7,584 6,697
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68  (1) 8,629 8,543
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68  (1) 4,230 4,246
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65  (1) 2,273 2,040
166,825
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $256,330) 231,255
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
5.789%, 2/15/45  168 160
Federal National Mortgage Assn., CMO, ARM, SOFR30A + 0.514%,
5.843%, 1/25/45  135 129
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $303) 289

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.4%
U.S. Treasury Obligations 3.4%
U.S. Treasury Bills, 5.19%, 11/29/24  12,075 11,479
U.S. Treasury Bills, 5.38%, 5/30/24  12,390 12,067
U.S. Treasury Bills, 5.46%, 4/4/24  (4) 18,000 17,673
U.S. Treasury Bills, 5.47%, 4/18/24  (4) 24,420 23,929
U.S. Treasury Notes, 4.63%, 11/15/26  7,400 7,432
U.S. Treasury Notes, 4.88%, 11/30/25  3,330 3,341
75,921
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $75,865) 75,921
SHORT-TERM INVESTMENTS 9.5%
Commercial Paper 9.5%
4(2) 8.2%(5)
Albemarle, 5.96%, 12/1/23  15,000 14,998
Bacardi Martini, 5.977%, 12/19/23  9,500 9,472
Bacardi Martini, 6.006%, 12/6/23  3,500 3,497
Canadian Natural Resources, 6.022%, 12/22/23  19,700 19,627
Crown Castle International, 6.035%, 12/5/23  1,400 1,399
Harley Davidson Financial Services, 6.03%, 12/8/23  6,000 5,993
Harley Davidson Financial Services, 6.037%, 12/6/23  2,700 2,697
Harley Davidson Financial Services, 6.039%, 12/5/23  12,000 11,991
International Flavors & Fragrance, 6.069%, 12/4/23  4,500 4,497
Jabil, 6.064%, 12/15/23  12,000 11,969
Plains All American Pipeline, 5.601%, 12/1/23  28,000 27,996
Stanley Black & Decker, 6.051%, 1/18/24  16,950 16,823
Syngenta Wilmington, 6.281%, 12/5/23  21,600 21,582
Targa Resources, 6.001%, 12/1/23  2,700 2,700
Walgreens Boots Alliance, 6.001%, 12/1/23  2,200 2,200
Walgreens Boots Alliance, 6.281%, 12/29/23  4,450 4,428
Western Midstream Operating, 6.207%, 1/3/24  19,400 19,286
181,155
Non-4(2) 1.3%
Energy Transfer Partners, 5.751%, 12/1/23  10,000 9,998
Ovintiv, 6.121%, 12/18/23  4,700 4,686
Ovintiv, 6.123%, 12/20/23  4,750 4,734

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ovintiv, 6.156%, 12/19/23  10,250 10,217
29,635
Total Commercial Paper 210,790
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(7) 2 2
Total Money Market Funds 2
Total Short-Term Investments
(Cost $210,811) 210,792
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(7) 1,826 1,826
Total INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1,826
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(7) 12,669 12,669
Total INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 12,669
Total Securities Lending Collateral
(Cost $14,495) 14,495

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap Protection
Bought (Relevent Credit:
Markit CDX.NA.IG-S41, 5Year
Index, 12/20/2028), Pay
1.00% Quarterly, Receive
upon credit default, 1/17/24 @
0.73%*  (8) 1 100,000 59
Total Options Purchased (Cost $75) 59
Total Investments in Securities
101.9% of Net Assets
(Cost $2,303,709) $ 2,267,426
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$938,991 and represents 42.2% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $181,155 and represents 8.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
(8) Non-income producing

T. ROWE PRICE Ultra Short-Term Bond Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
OTC Over-the-counter
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/23 * 25,000 59 295 (236)
Protection Sold (Relevant Credit: Bank of
America, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/23 * 20,000 47 277 (230)
Protection Sold (Relevant Credit:
Citigroup, A3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/23 * 20,000 48 269 (221)
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/24 * 10,000 55 19 36
Protection Sold (Relevant Credit: Hess,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24 * 10,000 65 53 12
Protection Sold (Relevant Credit: Verizon
Communications, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 25,000 58 343 (285)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (924)
Total Centrally Cleared Swaps (924)
Net payments (receipts) of variation margin to date 926
Variation margin receivable (payable) on centrally cleared swaps $ 2
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 2/13/24 USD 22,513 JPY 3,355,900 $ (397)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (397)

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 404 Three Month SOFR Futures contracts 3/24 95,569 $ 39
Short, 22 U.S. Treasury Long Bond contracts 3/24 (2,562) 1
Short, 737 U.S. Treasury Notes five year contracts 3/24 (78,750) (577)
Short, 376 U.S. Treasury Notes ten year contracts 3/24 (41,284) (180)
Short, 512 U.S. Treasury Notes two year contracts 3/24 (104,684) (133)
Short, 47 Ultra U.S. Treasury Notes ten year contracts 3/24 (5,335) (29)
Long, 500 Three Month SOFR Futures Contracts 6/24 118,525 105
Short, 1,306 Three Month SOFR Futures contracts 9/24 (310,599) (454)
Net payments (receipts) of variation margin to date 2,008
Variation margin receivable (payable) on open futures contracts $ 780

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 677  ¤   ¤ $ 14,497
Total $ 14,497^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,497.

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,303,709) $ 2,267,426
Receivable for investment securities sold 19,411
Interest receivable 15,522
Receivable for shares sold 2,094
Variation margin receivable on futures contracts 780
Cash 464
Foreign currency (cost $4) 4
Variation margin receivable on centrally cleared swaps 2
Other assets 54
Total assets 2,305,757
Liabilities
Payable for investment securities purchased 57,828
Obligation to return securities lending collateral 14,495
Payable for shares redeemed 5,492
Unrealized loss on forward currency exchange contracts 397
Investment management fees payable 292
Due to affiliates 29
Payable to directors 1
Other liabilities 997
Total liabilities 79,531
NET ASSETS $ 2,226,226

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (79,974)
Paid-in capital applicable to 445,545,880 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares of the
Corporation authorized 2,306,200
NET ASSETS $ 2,226,226
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,349,965; Shares outstanding: 270,327,796) $ 4.99
I Class
(Net assets: $876,163; Shares outstanding: 175,198,476) $ 5.00
Z Class
(Net assets: $98; Shares outstanding: 19,608) $ 5.00

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 52,618
Securities lending 13
Total income 52,631
Expenses
Investment management 1,832
Shareholder servicing
Investor Class $ 999
I Class 53 1,052
Prospectus and shareholder reports
Investor Class 62
I Class 15 77
Custody and accounting 121
Registration 49
Proxy and annual meeting 32
Legal and audit 20
Directors 4
Miscellaneous 13
Waived / paid by Price Associates (157)
Total expenses 3,043
Net investment income 49,588

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (5,936)
Futures 7,040
Swaps (210)
Options written (382)
Forward currency exchange contracts 1,636
Foreign currency transactions 6
Net realized gain 2,154
Change in net unrealized gain / loss
Securities 23,337
Futures (987)
Swaps 522
Options written 113
Forward currency exchange contracts (831)
Change in net unrealized gain / loss 22,154
Net realized and unrealized gain / loss 24,308
INCREASE IN NET ASSETS FROM OPERATIONS
$ 73,896

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 49,588 $ 77,900
Net realized gain (loss) 2,154 (32,647)
Change in net unrealized gain / loss 22,154 21,614
Increase in net assets from operations 73,896 66,867
Distributions to shareholders
Net earnings
Investor Class (30,360) (55,203)
I Class (19,779) (33,631)
Z Class (2) (3)
Decrease in net assets from distributions (50,141) (88,837)
Capital share transactions
*
Shares sold
Investor Class 215,940 697,788
I Class 135,386 479,797
Distributions reinvested
Investor Class 30,020 54,647
I Class 17,769 30,130
Shares redeemed
Investor Class (369,779) (1,688,262)
I Class (218,995) (857,597)
Decrease in net assets from capital share
transactions (189,659) (1,283,497)

T. ROWE PRICE Ultra Short-Term Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Decrease during period (165,904) (1,305,467)
Beginning of period 2,392,130 3,697,597
End of period $ 2,226,226 $ 2,392,130
*Share information (000s)
Shares sold
Investor Class 43,498 141,730
I Class 27,212 97,228
Distributions reinvested
Investor Class 6,042 11,110
I Class 3,570 6,114
Shares redeemed
Investor Class (74,463) (342,815)
I Class (44,046) (174,012)
Decrease in shares outstanding (38,187) (260,645)

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has three classes of shares: the
Ultra Short-Term Bond Fund (Investor Class), the Ultra Short-Term Bond Fund–I Class
(I Class) and the Ultra Short-Term Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds

T. ROWE PRICE Ultra Short-Term Bond Fund

from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,

T. ROWE PRICE Ultra Short-Term Bond Fund

2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Ultra Short-Term Bond Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of

T. ROWE PRICE Ultra Short-Term Bond Fund

judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,042,080 $ — $ 2,042,080
Short-Term Investments 2 210,790 — 210,792
Securities Lending Collateral 14,495 — — 14,495
Options Purchased — 59 — 59
Total Securities 14,497 2,252,929 — 2,267,426
Swaps* — 48 — 48
Futures Contracts* 145 — — 145
Total $ 14,642 $ 2,252,977 $ — $ 2,267,619
Liabilities
Swaps* $ — $ 972 $ — $ 972
Forward Currency Exchange
Contracts — 397 — 397
Futures Contracts* 1,373 — — 1,373
Total $ 1,373 $ 1,369 $ — $ 2,742
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Ultra Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 145
Credit derivatives
Centrally Cleared Swaps
,
Securities^ 107
^
,*
Total $ 252
^
,*
Liabilities
Interest rate derivatives Futures $ 1,373
Foreign exchange derivatives Forwards 397
Credit derivatives Centrally Cleared Swaps 972
Total $ 2,742
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Ultra Short-Term Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ (341) $ (382) $ 7,040 $ — $ — $ 6,317
Foreign
exchange
derivatives — — — 1,636 — 1,636
Credit
derivatives 188 — — — (210) (22)
Total $ (153) $ (382) $ 7,040 $ 1,636 $ (210) $ 7,931
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 1 $ 113 $ (987) $ — $ — $ (873)
Foreign
exchange
derivatives — — — (831) — (831)
Credit
derivatives (16) — — — 522 506
Total $ (15) $ 113 $ (987) $ (831) $ 522 $ (1,198)
^ Options purchased are reported as securities.

T. ROWE PRICE Ultra Short-Term Bond Fund

and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties

T. ROWE PRICE Ultra Short-Term Bond Fund

or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2023, securities valued at $302,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of November 30, 2023, securities valued at $24,056,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests

T. ROWE PRICE Ultra Short-Term Bond Fund

only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 11% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.
In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of

T. ROWE PRICE Ultra Short-Term Bond Fund

the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 11% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).
Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional

T. ROWE PRICE Ultra Short-Term Bond Fund

amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $110,000,000 (4.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 4% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Ultra Short-Term Bond Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$14,020,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $14,495,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $731,448,000 and $887,234,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated $13,088,000 and $45,397,000, respectively, for the six months ended
November 30, 2023.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $37,907,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $2,304,966,000. Net unrealized loss aggregated $38,834,000 at period-end, of which $4,437,000 related to appreciated investments and $43,271,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.16% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses

T. ROWE PRICE Ultra Short-Term Bond Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. Including this amount, expenses previously waived/paid by Price Associates in the amount of $740,000 remain subject to repayment by the fund at November 30,
2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2023, expenses incurred pursuant to these service agreements were
$55,000 for Price Associates; $166,000 for T. Rowe Price Services, Inc.; and $3,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 891,069 shares of the Investor Class, representing less than 1% of the
Investor Class's net assets, and 19,608 shares of the Z Class, representing 100% of the
Z Class's net assets.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.31% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $(157) $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Ultra Short-Term Bond Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Ultra Short-Term Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 1,151,154,014 7,573,840
Mark J. Parrell 1,150,613,182 8,087,796
Kellye L. Walker 1,152,207,455 6,908,209
Eric L. Veiel 1,150,945,497 8,186,192

T. ROWE PRICE Ultra Short-Term Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Ultra Short-Term Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Ultra Short-Term Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F188-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024